RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follows:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee - 13% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Former equity investee - 10% of the ownership (deregistered on April 20, 2026)
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (Junqiang Chen ceased to be the legal representative on December 31, 2023, and Dogness Technology ceased to be a related party as of such time)

(1) Due from a related party

Amount due from a related party consists primarily of rental receivables from the following:

	As of	As of
	June 30, 2026	June 30, 2025
Linsun	$135,434	$108,387

(2) Due to a related party

Amount due to a related party consists of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Mr. Silong Chen	$101,873	$32,171

Mr. Silong Chen periodically provides working capital advances to support the Company’s operations as needed. These advances are non-interest bearing and repayable on demand.

(3) Loan guarantee provided by related parties

In connection with the Company’s bank loans, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide a guarantee for the Company’s bank loans. (see Note 10).

(4) Revenue from related parties

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Dogness Network	$-	$-	$52,830
Dogness Technology	-	-	48,625
Total	$-	$-	$101,455

Cost of revenue associated with the sales to these related parties amounted to $nil, $nil and $82,955 for the years ended June 30, 2026, 2025 and 2024, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 13 – RELATED PARTY TRANSACTIONS (continued)

(5) Accounts receivable - related party

Accounts receivable - related party consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Dogness Network	$-	$12,135

As of June 30, 2025, the outstanding accounts receivable from Dogness Network amounted to $12,135 (RMB86,924). For the year ended June 30, 2026, the Company collected $3,055 (RMB20,723) and the remaining receivable of $9,758 (RMB66,201) was fully impaired and written off as of June 30, 2026, due to reregistration of Dogness Network.

(6) Account payable - related party

Account payable - related party consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Linsun	$11,834	$22,663

(7) Purchase from related party

During the years ended June 30, 2026, 2025 and 2024, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun. Total purchases from Linsun amounted to $113,117, $253,310 and $288,791 for the years ended June 30, 2026, 2025 and 2024, respectively.

(8) Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years. For the years ended June 30, 2026, 2025 and 2024, the Company recorded rental income of $576,506, $524,123 and $477,121 as other income through leasing the manufacturing facilities to Linsun, respectively.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Technology, which enabled Dogness Technology to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years. Annual lease payment from Dogness Technology amounted to approximately $1,700. For the year ended June 30, 2024, the Company recorded rental income of $1,660 from leasing the manufacturing facilities to Dogness Technology, of which $830 was recorded in rental income from related parties. Dogness Technology ceased to be a related party after December 31, 2023.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)